Property, Plant and Equipment - Summary of Carrying Amount of Each Class of Property Plant and Equipment (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	$ 19,943	$ 38,333	$ 56,152	$ 288,418
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	17,997	31,105	39,327	98,820
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	57	1,938	3,324	11,052
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	$ 1,889	$ 5,290	$ 13,501	$ 178,546